UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07094

Name of Fund:	The BlackRock New York Insured Municipal 2008 Term Trust Inc. (BLN)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock New York Insured Municipal 2008 Term Trust Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock New York Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 60.8%	Babylon, New York, IDA Residential Recovery Revenue Refunding Bonds
	(Ogden Martin Project), VRDN, 8.30%, 1/01/19 (a)(b)(c)	$4,440	$4,440,000
	Erie County, New York, Public Improvement, GO, Series A, 3.75%,
	10/01/08 (d)	1,000	1,000,020
	Evans-Brant Central School District, New York, GO, Refunding,
	Series C, 3.75%, 12/15/08 (d)	1,185	1,188,401
	Long Island Power Authority, New York, Electric System Revenue Bonds,
	VRDN, Series E, 8.20%, 12/01/29 (a)(b)(c)	2,900	2,900,000
	Long Island Power Authority, New York, Electric System Revenue Bonds,
	VRDN, Series G, 7.90%, 12/01/29 (a)(b)(c)	13,200	13,200,000
	Long Island Power Authority, New York, Electric System Revenue Bonds,
	VRDN, Series H, 8.50%, 12/01/29 (a)(b)(c)	1,300	1,300,000
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund,
	Revenue Refunding Bonds, VRDN, Series B, 6.50%, 11/01/22 (a)(b)(c)	38,900	38,900,000
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, VRDN, Series D-2, 8.45%, 11/01/32 (a)(b)(c)	1,275	1,275,000
	Nassau County, New York, IDA, Civic Facility Revenue Refunding and
	Improvement Bonds (Cold Spring Harbor), VRDN, 4.10%, 1/01/34 (b)(c)	500	500,000
	Nassau County, New York, Interim Financing Authority, Sales Tax Secured
	Revenue Bonds, Series A, 2.35%, 11/15/08 (e)	250	250,013
	New York City, New York, GO, Refunding, Series A, 5.20%, 8/01/10 (a)	1,000	1,011,820
	New York City, New York, GO, Refunding, VRDN, Series H,
	Sub-Series H-3, 4%, 8/01/19 (a)(b)(c)	300	300,000
	New York City, New York, GO, Refunding, VRDN, Series H,
	Sub-Series H-3, 4%, 8/01/20 (a)(b)(c)	705	705,000
	New York City, New York, GO, Refunding, VRDN, Series H,
	Sub-Series H-3, 4%, 8/01/21 (a)(b)(c)	4,000	4,000,000
	New York City, New York, GO, Sub-Series C-1, 6.25%, 8/01/10 (a)	45	45,121
	New York City, New York, GO, VRDN, Sub-Series A-6, 4.15%,
	11/01/26 (a)(b)(c)	6,500	6,500,000
	New York State Dormitory Authority, Mental Health Facilities
	Improvement Revenue Refunding Bonds, VRDN, Series F-2B, 8.15%,
	2/15/21 (a)(b)(c)	4,900	4,900,000
	New York State Dormitory Authority, Mental Health Services Revenue
	Bonds, VRDN, Sub-Series D-2B, 6.40%, 2/15/31 (a)(b)(c)	9,925	9,925,000
	New York State Dormitory Authority, Nursing Home Revenue Bonds (W.K.
	Nursing Home Corporation), 5.65%, 8/01/09 (f)	500	501,250
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

GO	General Obligation Bonds	IDA	Industrial Development Authority
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock New York Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds	Par (000)	Value
	New York State, HFA, Mortgage Revenue Refunding Bonds (Housing
	Project), Series A, 5.80%, 5/01/09 (a)	$750	$751,972
	New York State, HFA, Mortgage Revenue Refunding Bonds (Housing
	Project), Series A, 5.80%, 11/01/09 (a)	3,995	4,005,387
	New York State Local Government Assistance Corporation, Revenue
	Refunding Bonds, Sub-Lien, VRDN, Series A-4V, 8.25%,
	4/01/22 (a) (b)(c)	1,550	1,550,000
	New York State Local Government Assistance Corporation, Revenue
	Refunding Bonds, Sub-Lien, VRDN, Series A-5V, 7.75%,
	4/01/20 (a)	2,550	2,550,000
	New York State Urban Development Corporation, Correctional Capital
	Facilities, Revenue Refunding Bonds, Series A, 5.50%, 1/01/09 (g)	2,000	2,015,820
	Total Municipal Bonds (Cost - $103,665,648) - 60.8%		103,714,804
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 5.15% (h)(i)	1,100,000	1,100,000
		Par
		(000)
U.S. Government	Fannie Mae, 3.04%, 10/20/08 (j)	$66,018	65,913,472
Obligations
	Total Short-Term Securities (Cost - $67,013,472) - 39.2%		67,013,472
	Total Investments (Cost - $170,679,120*) - 100.0%		170,728,276
	Liabilities in Excess of Other Assets - (0.0)%		(44,588)
	Net Assets - 100.0%		$170,683,688

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$170,679,120
Gross unrealized appreciation	$58,502
Gross unrealized depreciation	(9,346)
Net unrealized appreciation	$49,156

(a)	FSA Insured.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(d)	FGIC Insured.
(e)	MBIA Insured.
(f)	FHA Insured.
(g)	AMBAC Insured.
(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	1,100,000	$711

(i)	Represents the current yield as of report date.
(j)	Rate shown is yield to maturity at date of purchase.

BlackRock New York Insured Municipal 2008 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)
  Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$1,100,000
Level 2	169,628,276
Level 3	-
Total	$170,728,276

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined inRule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock New York Insured Municipal 2008 Term Trust Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock New York Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock New York Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock New York Insured Municipal 2008 Term Trust Inc.

Date: November 24, 2008